Transamerica Stock Index

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

Value
MASTER PORTFOLIO - 100.0%
S&P 500 Index Master Portfolio	$ 340,288,883
Total Investments (Cost $340,288,883)	340,288,883
Net Other Assets (Liabilities) - (0.0)% (A)	(164,189)
Net Assets - 100.0%	$ 340,124,694
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds

Transamerica Stock Index

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Stock Index (the "Fund") is a series of the Transamerica Funds.
The value of the Fund’s investment in the Master Portfolio, reflected within the Schedule of Investments, displays the Fund’s proportional interest in the net assets of the Master Portfolio. At the period ended September 30, 2024, the Fund held a 0.75% ownership interest in the Master Portfolio.
Information regarding the valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Schedule of Investments, which accompany this report.
Transamerica Funds

Schedule of Investments (unaudited)	S&P 500 Index Master Portfolio
September 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	65,173	$26,043,131
Boeing Co.(a)	530,152	80,604,310
General Dynamics Corp.	236,172	71,371,178
General Electric Co.	993,048	187,268,992
Howmet Aerospace, Inc.	353,998	35,488,300
Huntington Ingalls Industries, Inc.	36,396	9,622,375
L3Harris Technologies, Inc.	172,674	41,073,964
Lockheed Martin Corp.	194,284	113,570,655
Northrop Grumman Corp.	125,900	66,484,013
RTX Corp.	1,221,452	147,991,124
Textron, Inc.	176,036	15,593,269
TransDigm Group, Inc.	51,410	73,368,753

		868,480,064

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	108,573	11,983,202
Expeditors International of Washington, Inc.	131,443	17,271,610
FedEx Corp.	206,398	56,487,005
United Parcel Service, Inc., Class B	670,118	91,363,888

		177,105,705

Automobile Components — 0.1%
Aptiv PLC(a)(b)	243,392	17,526,658
BorgWarner, Inc.	208,912	7,581,416

		25,108,074

Automobiles — 1.7%
Ford Motor Co.	3,602,770	38,045,251
General Motors Co.	1,029,325	46,154,933
Tesla, Inc.(a)	2,541,072	664,820,668

		749,020,852

Banks — 3.1%
Bank of America Corp.	6,182,637	245,327,036
Citigroup, Inc.	1,752,415	109,701,179
Citizens Financial Group, Inc.	419,751	17,239,174
Fifth Third Bancorp	628,450	26,922,798
Huntington Bancshares, Inc.	1,317,386	19,365,574
JPMorgan Chase & Co.	2,605,697	549,437,269
KeyCorp	858,011	14,371,684
M&T Bank Corp.	153,293	27,304,549
PNC Financial Services Group, Inc.	362,610	67,028,459
Regions Financial Corp.	833,982	19,456,800
Truist Financial Corp.	1,229,344	52,579,043
U.S. Bancorp	1,433,635	65,560,129
Wells Fargo & Co.	3,117,286	176,095,486

		1,390,389,180

Beverages — 1.3%
Brown-Forman Corp., Class B	162,610	8,000,412
Coca-Cola Co.	3,552,409	255,276,111
Constellation Brands, Inc., Class A	143,497	36,977,742
Keurig Dr. Pepper, Inc.	948,817	35,561,661
Molson Coors Beverage Co., Class B	170,893	9,829,765
Monster Beverage Corp.(a)	645,911	33,697,177
PepsiCo, Inc.	1,257,963	213,916,608

		593,259,476

Biotechnology — 1.9%
AbbVie, Inc.	1,617,677	319,458,854
Amgen, Inc.	492,837	158,797,010
Biogen, Inc.(a)(b)	132,004	25,587,655
Gilead Sciences, Inc.	1,139,348	95,522,936

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	146,402	$9,677,172
Moderna, Inc.(a)(b)	306,321	20,471,433
Regeneron Pharmaceuticals, Inc.(a)	97,447	102,440,184
Vertex Pharmaceuticals, Inc.(a)	237,080	110,261,167

		842,216,411

Broadline Retail — 3.6%
Amazon.com, Inc.(a)(b)	8,554,849	1,594,025,014
eBay, Inc.	447,842	29,158,993

		1,623,184,007

Building Products — 0.6%
A O Smith Corp.	112,403	10,097,161
Allegion PLC	80,999	11,804,794
Builders FirstSource, Inc.(a)	106,652	20,675,557
Carrier Global Corp.	769,838	61,964,261
Johnson Controls International PLC	611,789	47,480,944
Masco Corp.	199,903	16,779,858
Trane Technologies PLC	205,719	79,969,147

		248,771,722

Capital Markets — 2.9%
Ameriprise Financial, Inc.	90,779	42,648,882
Bank of New York Mellon Corp.	675,846	48,566,294
BlackRock, Inc.(c)	127,521	121,082,465
Blackstone, Inc., Class A	655,345	100,352,980
Cboe Global Markets, Inc.	95,826	19,631,873
Charles Schwab Corp.	1,371,581	88,892,165
CME Group, Inc., Class A	330,798	72,990,579
FactSet Research Systems, Inc.	34,723	15,967,372
Franklin Resources, Inc.	273,430	5,509,614
Goldman Sachs Group, Inc.	289,220	143,195,714
Intercontinental Exchange, Inc.	526,967	84,651,979
Invesco Ltd.	420,219	7,379,046
KKR & Co., Inc., Class A	607,837	79,371,355
MarketAxess Holdings, Inc.	33,948	8,697,478
Moody’s Corp.	143,375	68,044,341
Morgan Stanley	1,140,904	118,927,833
MSCI, Inc., Class A	72,815	42,446,048
Nasdaq, Inc.	380,238	27,761,176
Northern Trust Corp.	188,749	16,993,072
Raymond James Financial, Inc.	170,449	20,873,185
S&P Global, Inc.	293,249	151,498,298
State Street Corp.	278,537	24,642,168
T Rowe Price Group, Inc.	206,736	22,519,752

		1,332,643,669

Chemicals — 1.5%
Air Products and Chemicals, Inc.	204,238	60,809,822
Albemarle Corp.	108,244	10,251,789
Celanese Corp., Class A	91,309	12,414,372
CF Industries Holdings, Inc.	165,227	14,176,477
Corteva, Inc.(b)	639,334	37,586,446
Dow, Inc.	639,799	34,952,219
DuPont de Nemours, Inc.	382,356	34,071,743
Eastman Chemical Co.	104,899	11,743,443
Ecolab, Inc.	233,501	59,619,810
FMC Corp.	114,755	7,566,945
International Flavors & Fragrances, Inc.	231,443	24,285,314
Linde PLC	441,742	210,649,090
LyondellBasell Industries NV, Class A	236,334	22,664,431
Mosaic Co.	294,232	7,879,533

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PPG Industries, Inc.	214,817	$28,454,660
Sherwin-Williams Co.	212,544	81,121,668

		658,247,762

Commercial Services & Supplies — 0.6%
Cintas Corp.	313,778	64,600,615
Copart, Inc.(a)	804,520	42,156,848
Republic Services, Inc.	188,069	37,771,778
Rollins, Inc.	257,783	13,038,664
Veralto Corp.	226,308	25,314,813
Waste Management, Inc.	333,910	69,319,716

		252,202,434

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	233,195	89,504,905
Cisco Systems, Inc.	3,689,723	196,367,058
F5, Inc.(a)	52,708	11,606,302
Juniper Networks, Inc.	296,179	11,545,057
Motorola Solutions, Inc.	153,232	68,897,704

		377,921,026

Construction & Engineering — 0.1%
Quanta Services, Inc.	134,490	40,098,194

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	56,324	30,316,393
Vulcan Materials Co.	121,161	30,342,349

		60,658,742

Consumer Finance — 0.5%
American Express Co.	514,351	139,491,991
Capital One Financial Corp.	351,047	52,562,268
Discover Financial Services	230,232	32,299,247
Synchrony Financial	371,660	18,538,401

		242,891,907

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	406,021	359,945,737
Dollar General Corp.	199,965	16,911,040
Dollar Tree, Inc.(a)	188,775	13,274,658
Kroger Co.	614,984	35,238,583
Sysco Corp.	454,139	35,450,090
Target Corp.	425,032	66,245,488
Walgreens Boots Alliance, Inc.	653,353	5,854,043
Walmart, Inc.	3,977,934	321,218,170

		854,137,809

Containers & Packaging — 0.2%
Amcor PLC	1,307,745	14,816,751
Avery Dennison Corp.	73,429	16,210,186
Ball Corp.	286,467	19,453,974
International Paper Co.	318,187	15,543,435
Packaging Corp. of America	82,097	17,683,694
Smurfit WestRock PLC	451,863	22,331,069

		106,039,109

Distributors — 0.1%
Genuine Parts Co.	127,460	17,803,613
LKQ Corp.	245,623	9,805,270
Pool Corp.	34,707	13,077,598

		40,686,481

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,566,748	$144,468,456
Verizon Communications, Inc.	3,855,219	173,137,885

		317,606,341

Electric Utilities — 1.6%
Alliant Energy Corp.	231,444	14,046,336
American Electric Power Co., Inc.	484,281	49,687,231
Constellation Energy Corp.	286,371	74,462,188
Duke Energy Corp.	709,044	81,752,773
Edison International	351,204	30,586,356
Entergy Corp.	194,135	25,550,107
Evergy, Inc.	211,723	13,128,943
Eversource Energy	323,867	22,039,149
Exelon Corp.	918,749	37,255,272
FirstEnergy Corp.	469,159	20,807,202
NextEra Energy, Inc.	1,887,553	159,554,855
NRG Energy, Inc.	189,010	17,218,811
PG&E Corp.	1,943,656	38,426,079
Pinnacle West Capital Corp.	105,682	9,362,368
PPL Corp.	669,795	22,156,819
Southern Co.	1,004,559	90,591,131
Xcel Energy, Inc.	510,480	33,334,344

		739,959,964

Electrical Equipment — 0.7%
AMETEK, Inc.	212,883	36,554,140
Eaton Corp. PLC	364,593	120,840,704
Emerson Electric Co.	525,603	57,485,200
GE Vernova, Inc.(a)	251,810	64,206,514
Generac Holdings, Inc.(a)	56,265	8,939,383
Hubbell, Inc.	49,506	21,205,895
Rockwell Automation, Inc.	103,661	27,828,832

		337,060,668

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,103,581	71,909,338
CDW Corp.	122,355	27,688,936
Corning, Inc.	708,298	31,979,655
Jabil, Inc.	103,897	12,449,978
Keysight Technologies, Inc.(a)	158,740	25,228,548
TE Connectivity PLC(a)	281,902	42,564,383
Teledyne Technologies, Inc.(a)(b)	43,688	19,120,490
Trimble, Inc.(a)	226,920	14,089,463
Zebra Technologies Corp., Class A(a)	47,023	17,413,557

		262,444,348

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	910,431	32,912,081
Halliburton Co.	809,809	23,524,951
Schlumberger NV	1,313,170	55,087,482

		111,524,514

Entertainment — 1.2%
Electronic Arts, Inc.	221,964	31,838,516
Live Nation Entertainment, Inc.(a)	129,916	14,224,503
Netflix, Inc.(a)	393,044	278,774,318
Take-Two Interactive Software, Inc.(a)	145,261	22,328,068
Walt Disney Co.	1,660,943	159,766,107
Warner Bros Discovery, Inc., Class A(a)	2,070,538	17,081,939

		524,013,451

Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(a)	1,677,612	772,137,699
Corpay, Inc.(a)	65,387	20,450,438

2

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Fidelity National Information Services, Inc.	499,648	$41,845,520
Fiserv, Inc.(a)	527,268	94,723,696
Global Payments, Inc.	237,218	24,295,868
Jack Henry & Associates, Inc.	66,164	11,680,593
Mastercard, Inc., Class A	754,273	372,460,007
PayPal Holdings, Inc.(a)	936,287	73,058,475
Visa, Inc., Class A	1,529,849	420,631,982

		1,831,284,278

Food Products — 0.7%
Archer-Daniels-Midland Co.	437,898	26,160,027
Bunge Global SA	133,135	12,866,166
Campbell Soup Co.	174,853	8,553,809
Conagra Brands, Inc.	438,412	14,257,158
General Mills, Inc.	509,771	37,646,588
Hershey Co.	136,999	26,273,668
Hormel Foods Corp.	266,300	8,441,710
J.M. Smucker Co.	97,393	11,794,292
Kellanova	241,855	19,520,117
Kraft Heinz Co.	808,340	28,380,818
Lamb Weston Holdings, Inc.	132,939	8,606,471
McCormick & Co., Inc.	228,921	18,840,198
Mondelez International, Inc., Class A	1,225,337	90,270,577
Tyson Foods, Inc., Class A	260,859	15,536,762

		327,148,361

Gas Utilities — 0.0%
Atmos Energy Corp.	137,876	19,124,780

Ground Transportation — 1.0%
CSX Corp.	1,775,563	61,310,191
JB Hunt Transport Services, Inc.	74,510	12,840,308
Norfolk Southern Corp.	207,556	51,577,666
Old Dominion Freight Line, Inc.	163,024	32,383,087
Uber Technologies, Inc.(a)	1,919,696	144,284,351
Union Pacific Corp.	557,924	137,517,108

		439,912,711

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,593,456	181,669,919
Align Technology, Inc.(a)(b)	64,585	16,425,257
Baxter International, Inc.	470,821	17,877,073
Becton Dickinson & Co.	265,517	64,016,149
Boston Scientific Corp.(a)	1,350,693	113,188,073
Cooper Cos., Inc.(a)	180,036	19,865,172
Dexcom, Inc.(a)	365,363	24,493,936
Edwards Lifesciences Corp.(a)	552,530	36,461,455
GE HealthCare Technologies, Inc.(a)	416,971	39,132,728
Hologic, Inc.(a)	212,722	17,328,334
IDEXX Laboratories, Inc.(a)	75,662	38,225,956
Insulet Corp.(a)	64,213	14,945,576
Intuitive Surgical, Inc.(a)	324,852	159,590,042
Medtronic PLC	1,174,648	105,753,559
ResMed, Inc.	134,656	32,872,223
Solventum Corp.(a)(b)	125,879	8,776,284
STERIS PLC	91,206	22,121,103
Stryker Corp.	311,490	112,528,877
Teleflex, Inc.	42,866	10,601,619
Zimmer Biomet Holdings, Inc.	188,925	20,394,454

		1,056,267,789

Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	222,236	24,561,523

Security	Shares	Value

Health Care Providers & Services (continued)
Cencora, Inc.	150,723	$33,924,733
Centene Corp.(a)	486,923	36,655,563
Cigna Group	256,020	88,695,569
CVS Health Corp.	1,156,866	72,743,734
DaVita, Inc.(a)(b)	42,261	6,927,846
Elevance Health, Inc.	212,369	110,431,880
HCA Healthcare, Inc.	170,174	69,163,819
Henry Schein, Inc.(a)(b)	115,839	8,444,663
Humana, Inc.	111,011	35,161,624
Labcorp Holdings, Inc.	77,051	17,219,357
McKesson Corp.	119,850	59,256,237
Molina Healthcare, Inc.(a)	52,858	18,212,752
Quest Diagnostics, Inc.	102,606	15,929,582
UnitedHealth Group, Inc.	845,582	494,394,884
Universal Health Services, Inc., Class B	55,227	12,647,535

		1,104,371,301

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	144,267	17,131,706
Healthpeak Properties, Inc.	637,471	14,578,962
Ventas, Inc.	373,359	23,943,513
Welltower, Inc.	529,984	67,853,851

		123,508,032

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	632,439	11,130,926

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	405,618	51,436,419
Booking Holdings, Inc.(b)	30,702	129,320,508
Caesars Entertainment, Inc.(a)	195,763	8,171,148
Carnival Corp.(a)	919,370	16,989,958
Chipotle Mexican Grill, Inc.(a)	1,261,732	72,700,998
Darden Restaurants, Inc.	107,426	17,631,829
Domino’s Pizza, Inc.(b)	32,072	13,795,450
Expedia Group, Inc.(a)	114,164	16,898,555
Hilton Worldwide Holdings, Inc.	225,686	52,020,623
Las Vegas Sands Corp.	337,660	16,997,804
Marriott International, Inc., Class A	213,997	53,199,654
McDonald’s Corp.	656,967	200,053,021
MGM Resorts International(a)	211,434	8,264,955
Norwegian Cruise Line Holdings Ltd.(a)	390,053	7,999,987
Royal Caribbean Cruises Ltd.	215,152	38,159,359
Starbucks Corp.	1,040,641	101,452,091
Wynn Resorts Ltd.	86,072	8,252,583
Yum! Brands, Inc.	255,995	35,765,062

		849,110,004

Household Durables — 0.4%
D.R. Horton, Inc.	268,738	51,267,148
Garmin Ltd.	139,444	24,546,327
Lennar Corp., Class A	221,360	41,500,573
Mohawk Industries, Inc.(a)	47,669	7,659,455
NVR, Inc.(a)	2,819	27,659,464
PulteGroup, Inc.	194,833	27,964,381

		180,597,348

Household Products — 1.2%
Church & Dwight Co., Inc.	222,396	23,289,309
Clorox Co.	112,479	18,323,954
Colgate-Palmolive Co.	750,104	77,868,296

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	307,470	$43,746,832
Procter & Gamble Co.	2,155,918	373,404,997

		536,633,388

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	652,908	13,097,335
Vistra Corp.	305,969	36,269,565

		49,366,900

Industrial Conglomerates — 0.4%
3M Co.	503,117	68,776,094
Honeywell International, Inc.	596,378	123,277,296

		192,053,390

Industrial REITs — 0.2%
Prologis, Inc.	850,597	107,413,389

Insurance — 2.1%
Aflac, Inc.	461,601	51,606,992
Allstate Corp.	242,466	45,983,677
American International Group, Inc.	589,752	43,187,539
Aon PLC, Class A	198,576	68,705,310
Arch Capital Group Ltd.(a)	343,576	38,439,283
Arthur J Gallagher & Co.	200,742	56,482,776
Assurant, Inc.	45,723	9,092,476
Brown & Brown, Inc.	218,408	22,627,069
Chubb Ltd.	344,041	99,217,984
Cincinnati Financial Corp.	142,935	19,456,312
Erie Indemnity Co., Class A	22,843	12,331,108
Everest Group Ltd.	39,511	15,481,595
Globe Life, Inc.	77,281	8,184,831
Hartford Financial Services Group, Inc.	271,344	31,912,768
Loews Corp.	164,345	12,991,472
Marsh & McLennan Cos., Inc.	450,367	100,472,374
MetLife, Inc.	538,760	44,436,925
Principal Financial Group, Inc.	197,638	16,977,104
Progressive Corp.	536,373	136,110,012
Prudential Financial, Inc.	328,876	39,826,884
Travelers Cos., Inc.	210,382	49,254,634
W.R. Berkley Corp.(b)	278,266	15,786,030
Willis Towers Watson PLC	93,413	27,512,931

		966,078,086

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	5,365,867	889,929,042
Alphabet, Inc., Class C	4,398,839	735,441,892
Match Group, Inc.(a)	247,150	9,352,156
Meta Platforms, Inc., Class A	2,000,848	1,145,365,429

		2,780,088,519

IT Services — 1.2%
Accenture PLC, Class A	573,663	202,778,397
Akamai Technologies, Inc.(a)	138,645	13,996,213
Cognizant Technology Solutions Corp., Class A	453,987	35,038,717
EPAM Systems, Inc.(a)	52,795	10,507,789
Gartner, Inc.(a)	71,013	35,986,548
GoDaddy, Inc., Class A(a)	128,719	20,180,565
International Business Machines Corp.	843,944	186,579,139
VeriSign, Inc.(a)	79,744	15,148,170

		520,215,538

Leisure Products — 0.0%
Hasbro, Inc.	115,908	8,382,467

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	266,964	39,638,815

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Techne Corp.	143,745	$11,489,538
Charles River Laboratories International, Inc.(a)(b)	46,572	9,173,287
Danaher Corp.	588,670	163,662,033
IQVIA Holdings, Inc.(a)	158,609	37,585,575
Mettler-Toledo International, Inc.(a)	19,453	29,173,664
Revvity, Inc.(b)	113,906	14,551,491
Thermo Fisher Scientific, Inc.	349,845	216,403,622
Waters Corp.(a)	53,696	19,324,653
West Pharmaceutical Services, Inc.	67,761	20,339,142

		561,341,820

Machinery — 1.7%
Caterpillar, Inc.	444,086	173,690,916
Cummins, Inc.	125,513	40,639,854
Deere & Co.	234,710	97,951,524
Dover Corp.(b)	126,667	24,287,131
Fortive Corp.	324,350	25,600,946
IDEX Corp.	68,890	14,776,905
Illinois Tool Works, Inc.	247,712	64,917,884
Ingersoll Rand, Inc.(b)	368,776	36,199,052
Nordson Corp.	49,512	13,003,337
Otis Worldwide Corp.	370,057	38,463,725
PACCAR, Inc.	481,546	47,518,959
Parker-Hannifin Corp.	118,094	74,614,151
Pentair PLC	150,590	14,726,196
Snap-on, Inc.	48,369	14,012,983
Stanley Black & Decker, Inc.	137,687	15,163,469
Westinghouse Air Brake Technologies Corp.	161,969	29,441,105
Xylem, Inc./New York	220,161	29,728,340

		754,736,477

Media — 0.5%
Charter Communications, Inc., Class A(a)	90,255	29,249,840
Comcast Corp., Class A	3,537,916	147,778,751
Fox Corp., Class A	205,738	8,708,890
Fox Corp., Class B	113,463	4,402,364
Interpublic Group of Cos., Inc.	342,111	10,820,971
News Corp., Class A	352,103	9,376,503
News Corp., Class B	99,061	2,768,755
Omnicom Group, Inc.	179,967	18,606,788
Paramount Global, Class B	428,569	4,551,403

		236,264,265

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,319,741	65,881,471
Newmont Corp.	1,059,420	56,625,999
Nucor Corp.	217,362	32,678,203
Steel Dynamics, Inc.	131,424	16,569,938

		171,755,611

Multi-Utilities — 0.6%
Ameren Corp.	241,803	21,148,090
CenterPoint Energy, Inc.	591,195	17,392,957
CMS Energy Corp.	274,727	19,403,968
Consolidated Edison, Inc.	315,250	32,826,982
Dominion Energy, Inc.	770,086	44,503,270
DTE Energy Co.	189,695	24,358,735
NiSource, Inc.	411,869	14,271,261
Public Service Enterprise Group, Inc.	457,599	40,822,407
Sempra	581,412	48,623,486
WEC Energy Group, Inc.	290,155	27,907,108

		291,258,264

4

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs — 0.0%
BXP, Inc.	129,325	$10,405,490

Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	330,793	8,091,197
Chevron Corp.	1,557,734	229,407,486
ConocoPhillips	1,063,511	111,966,438
Coterra Energy, Inc.	688,272	16,484,114
Devon Energy Corp.	585,780	22,915,714
Diamondback Energy, Inc.	163,849	28,247,568
EOG Resources, Inc.	520,743	64,014,937
EQT Corp.	545,307	19,980,048
Exxon Mobil Corp.	4,068,889	476,955,169
Hess Corp.	253,919	34,482,200
Kinder Morgan, Inc.	1,773,935	39,186,224
Marathon Oil Corp.	512,302	13,642,602
Marathon Petroleum Corp.	306,515	49,934,359
Occidental Petroleum Corp.	618,603	31,882,799
ONEOK, Inc.	530,712	48,363,785
Phillips 66	383,339	50,389,912
Targa Resources Corp.	203,134	30,065,863
Valero Energy Corp.	293,415	39,619,827
Williams Cos., Inc.	1,108,248	50,591,521

		1,366,221,763

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	592,919	30,114,356
Southwest Airlines Co.	541,657	16,049,297
United Airlines Holdings, Inc.(a)	300,611	17,152,864

		63,316,517

Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	212,203	21,154,517
Kenvue, Inc.	1,746,034	40,385,767

		61,540,284

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,853,694	95,910,128
Catalent, Inc.(a)	166,228	10,068,430
Eli Lilly & Co.	722,458	640,054,441
Johnson & Johnson	2,204,634	357,282,986
Merck & Co., Inc.	2,321,463	263,625,338
Pfizer, Inc.	5,189,748	150,191,307
Viatris, Inc.	1,088,195	12,633,944
Zoetis, Inc., Class A	414,919	81,066,874

		1,610,833,448

Professional Services — 0.6%
Amentum Holdings, Inc.(a)	114,541	3,693,947
Automatic Data Processing, Inc.	374,236	103,562,328
Broadridge Financial Solutions, Inc.	107,292	23,070,999
Dayforce, Inc.(a)(b)	141,926	8,692,967
Equifax, Inc.	113,785	33,436,860
Jacobs Solutions, Inc.	114,541	14,993,417
Leidos Holdings, Inc.	125,411	20,441,993
Paychex, Inc.	291,745	39,149,262
Paycom Software, Inc.(b)	44,828	7,467,000
Verisk Analytics, Inc.	132,274	35,444,141

		289,952,914

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	274,671	34,191,046
CoStar Group, Inc.	372,321	28,087,896

		62,278,942

Security	Shares	Value

Residential REITs — 0.3%
AvalonBay Communities, Inc.	130,491	$29,393,098
Camden Property Trust	98,667	12,188,335
Equity Residential	318,355	23,704,713
Essex Property Trust, Inc.	58,653	17,327,269
Invitation Homes, Inc.	522,843	18,435,444
Mid-America Apartment Communities, Inc.	105,550	16,771,895
UDR, Inc.	279,735	12,683,185

		130,503,939

Retail REITs — 0.3%
Federal Realty Investment Trust	66,889	7,690,228
Kimco Realty Corp.	615,032	14,281,043
Realty Income Corp.	795,263	50,435,579
Regency Centers Corp.	152,330	11,002,796
Simon Property Group, Inc.	280,678	47,440,196

		130,849,842

Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc.(a)	1,484,950	243,650,596
Analog Devices, Inc.	455,604	104,866,373
Applied Materials, Inc.	758,287	153,211,888
Broadcom, Inc.	4,263,098	735,384,405
Enphase Energy, Inc.(a)	124,399	14,059,575
First Solar, Inc.(a)(b)	97,425	24,301,692
Intel Corp.	3,911,017	91,752,459
KLA Corp.	123,200	95,407,312
Lam Research Corp.	119,404	97,443,216
Microchip Technology, Inc.	491,349	39,450,411
Micron Technology, Inc.	1,017,368	105,511,235
Monolithic Power Systems, Inc.	44,716	41,339,942
NVIDIA Corp.	22,529,500	2,735,982,480
NXP Semiconductors NV	234,904	56,379,309
ON Semiconductor Corp.(a)(b)	395,827	28,740,999
Qorvo, Inc.(a)	87,017	8,988,856
QUALCOMM, Inc.	1,020,238	173,491,472
Skyworks Solutions, Inc.	145,968	14,417,259
Teradyne, Inc.	143,805	19,259,804
Texas Instruments, Inc.	836,484	172,792,500

		4,956,431,783

Software — 10.2%
Adobe, Inc.(a)(b)	406,080	210,260,102
ANSYS, Inc.(a)	79,482	25,325,350
Autodesk, Inc.(a)	196,590	54,156,613
Cadence Design Systems, Inc.(a)	250,017	67,762,108
Crowdstrike Holdings, Inc., Class A(a)	210,667	59,085,773
Fair Isaac Corp.(a)	22,692	44,102,356
Fortinet, Inc.(a)	580,649	45,029,330
Gen Digital, Inc.	517,980	14,208,191
Intuit, Inc.	256,018	158,987,178
Microsoft Corp.	6,807,424	2,929,234,547
Oracle Corp.	1,464,576	249,563,750
Palantir Technologies, Inc., Class A(a)(b)	1,844,290	68,607,588
Palo Alto Networks, Inc.(a)(b)	296,840	101,459,912
PTC, Inc.(a)	109,677	19,814,247
Roper Technologies, Inc.	98,345	54,723,092
Salesforce, Inc.	887,442	242,901,750
ServiceNow, Inc.(a)	188,339	168,448,518
Synopsys, Inc.(a)	140,146	70,968,533
Tyler Technologies, Inc.(a)	39,005	22,767,999

		4,607,406,937

Specialized REITs — 1.0%
American Tower Corp.	429,022	99,773,356

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Crown Castle, Inc.	399,452	$47,386,991
Digital Realty Trust, Inc.	281,863	45,613,889
Equinix, Inc.	87,193	77,395,123
Extra Space Storage, Inc.	193,116	34,797,572
Iron Mountain, Inc.	269,309	32,001,989
Public Storage	145,613	52,984,202
SBA Communications Corp.	98,287	23,657,681
VICI Properties, Inc.	958,398	31,924,237
Weyerhaeuser Co.(b)	661,169	22,387,182

		467,922,222

Specialty Retail — 1.9%
AutoZone, Inc.(a)(b)	15,645	49,282,376
Best Buy Co., Inc.	177,690	18,355,377
CarMax, Inc.(a)(b)	145,430	11,253,373
Home Depot, Inc.	908,153	367,983,596
Lowe’s Cos., Inc.	521,874	141,349,573
O’Reilly Automotive, Inc.(a)	53,124	61,177,598
Ross Stores, Inc.	308,121	46,375,292
TJX Cos., Inc.	1,034,562	121,602,417
Tractor Supply Co.	98,493	28,654,569
Ulta Beauty, Inc.(a)	44,285	17,232,179

		863,266,350

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	13,924,455	3,244,398,015
Dell Technologies, Inc., Class C	263,460	31,230,549
Hewlett Packard Enterprise Co.	1,184,319	24,231,167
HP, Inc.	896,198	32,146,622
NetApp, Inc.	187,362	23,141,081
Seagate Technology Holdings PLC	179,485	19,658,992
Super Micro Computer, Inc.(a)(b)	46,266	19,265,162
Western Digital Corp.(a)	297,873	20,341,747

		3,414,413,335

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	140,304	22,371,473
Lululemon Athletica, Inc.(a)	104,615	28,387,280
NIKE, Inc., Class B	1,100,339	97,269,968
Ralph Lauren Corp., Class A	36,888	7,151,476
Tapestry, Inc.	209,561	9,845,176

		165,025,373

Tobacco — 0.6%
Altria Group, Inc.	1,562,617	79,755,972
Philip Morris International, Inc.	1,423,939	172,866,194

		252,622,166

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Fastenal Co.	521,312	$37,232,103
United Rentals, Inc.	61,265	49,608,109
WW Grainger, Inc.	39,920	41,469,295

		128,309,507

Water Utilities — 0.1%
American Water Works Co., Inc.	179,118	26,194,216

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	448,803	92,614,987

Total Common Stocks — 98.6% (Cost: $15,921,822,355)		44,593,825,569

Investment Companies

Capital Markets — 0.8%
iShares Core S&P 500 ETF(c)	603,244	347,963,204

Total Investment Companies — 0.8% (Cost: $265,521,004)		347,963,204

Total Long-Term Investments — 99.4% (Cost: $16,187,343,359)		44,941,788,773

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	350,197,216	350,512,394
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(d)	235,303,529	235,303,529

Total Short-Term Securities — 1.3% (Cost: $585,709,927)		585,815,923

Total Investments — 100.7% (Cost: $16,773,053,286)		45,527,604,696

Liabilities in Excess of Other Assets — (0.7)%		(309,041,645)

Net Assets — 100.0%		$45,218,563,051

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

6

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$213,530,225	$136,994,315	(a)	$—	$(7,688)	$(4,458)	$350,512,394	350,197,216	$333,988	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	84,851,864	150,451,665	(a)	—	—	—	235,303,529	235,303,529	6,020,486		—
BlackRock, Inc.	101,130,797	3,065,928		(752,293)	45,574	17,592,459	121,082,465	127,521	1,946,537		—
iShares Core S&P 500 ETF	229,277,684	2,088,625,378		(2,053,214,495)	36,586,720	46,687,917	347,963,204	603,244	3,653,933		—

					$36,624,606	$64,275,918	$1,054,861,592		$11,954,944		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	874	12/20/24	$254,083	$5,444,114

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets

Investments
Long-Term Investments
Common Stocks	$44,593,825,569	$—	$—	$44,593,825,569
Investment Companies	347,963,204	—	—	347,963,204

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$585,815,923	$—	$—	$585,815,923

	$45,527,604,696	$—	$—	$45,527,604,696

Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,444,114	$—	$—	$5,444,114

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

8